intangible assets and goodwill - Business acquisitions (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Customer contracts and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Combined acquisitions
Current assets
Cash	$ 21
Accounts receivable	39
Income and other taxes receivable	15
Other	6
Total current assets	81
Non-current assets
Intangible assets subject to amortization	227
Total non-current assets	251
Total identifiable assets acquired	332
Current liabilities
Accounts payable and accrued liabilities	38
Income and other taxes payable	34
Advance billings and customer deposits	22
Provisions	7
Current maturities of long-term debt	44
Total current liabilities	145
Non-current liabilities
Provisions	1
Long-term debt	6
Deferred income taxes	49
Total non-current liabilities	56
Total liabilities assumed	201
Net identifiable assets acquired	131
Goodwill	319
Net assets acquired	450
Acquisition effected by way of:
Cash consideration	380
Accounts payable and accrued liabilities	5
Provisions	51
Issuance of TELUS Corporation Common Shares	14
Consideration for acquisition	450
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	15
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 9
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%